Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Concession right on forest land (i)	$7,817,299	$7,671,969
Less: Accumulated amortization	(122,693)	(17,202)
Intangible assets, net	$7,694,606	$7,654,767

(i)	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.

Amortization expense was $103,875 and nil for the six months ended June 30, 2025, and 2024, respectively.

Estimated future amortization expense is as follows:

Amortization expense
Six months ending December 31, 2025	$105,165
Twelve months ending December 31,
2026	210,331
2027	210,331
2028	210,331
2029	210,331
Thereafter	6,748,117
Total	$7,694,606